Supplemental Oil and Gas Information (Unaudited)	12 Months Ended
Dec. 31, 2015
Extractive Industries [Abstract]
Supplemental Oil and Gas Information (Unaudited)

Note 17. Supplemental Oil and Gas Information (Unaudited)

The following supplemental information has been retrospectively revised to exclude amounts for all periods presented related to discontinued operations.

Capitalized Costs Relating to Oil and Natural Gas Producing Activities

The total amount of capitalized costs relating to oil and natural gas producing activities and the total amount of related accumulated depreciation, depletion and amortization is as follows at the dates indicated.

	For the Year Ended December 31,
	2015	2014	2013
	(In thousands)
Evaluated oil and natural gas properties	$1,740,530	$1,269,605	$897,511
Support equipment and facilities	4,719	—	—
Unevaluated oil and natural gas properties	414,759	47,497	44,453
Accumulated depletion, depreciation, and amortization	(434,735)	(276,837)	(160,620)
Total	$1,725,273	$1,040,265	$781,344

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities

Costs incurred in property acquisition, exploration and development activities were as follows for the periods indicated:

	For the Year Ended December 31,
	2015	2014	2013
	(In thousands)
Property acquisition costs, proved	$8,347	$74,490	$56,108
Property acquisition costs, unproved	360,353	24,310	19,975
Exploration and extension well costs	28,068	209,532	13,313
Development	492,191	181,026	191,350
Total	$888,959	$489,358	$280,746

Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves

As required by the FASB and SEC, the standardized measure of discounted future net cash flows presented below is computed by applying first-day-of-the-month average prices, year-end costs and legislated tax rates and a discount factor of 10 percent to proved reserves. We do not believe the standardized measure provides a reliable estimate of our expected future cash flows to be obtained from the development and production of its oil and gas properties or of the value of its proved oil and gas reserves. The standardized measure is prepared on the basis of certain prescribed assumptions including first-day-of-the-month average prices, which represent discrete points in time and therefore may cause significant variability in cash flows from year to year as prices change.

Oil and Natural Gas Reserves

Users of this information should be aware that the process of estimating quantities of “proved” and “proved developed” oil and natural gas reserves is very complex, requiring significant subjective decisions in the evaluation of all available geological, engineering and economic data for each reservoir. The data for a given reservoir may also change substantially over time as a result of numerous factors including, but not limited to, additional development activity, evolving production history and continual reassessment of the viability of production under varying economic conditions. As a result, revisions to existing reserve estimates may occur from time to time. Although every reasonable effort is made to ensure reserve estimates reported represent the most accurate assessments possible, the subjective decisions and variances in available data for various reservoirs make these estimates generally less precise than other estimates included in the financial statement disclosures.

Proved reserves are those quantities of oil and natural gas that by analysis of geoscience and engineering data can be estimated with reasonable certainty to be economically producible — from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations — prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time.

We engaged NSAI to audit our internally prepared reserves estimates for all of our estimated proved reserves (by volume) at December 31, 2015. All proved reserves are located in the United States and all prices are held constant in accordance with SEC rules.

The weighted-average benchmark product prices used for valuing the reserves are based upon the average of the first-day-of-the-month price for each month within the period January through December of each year presented:

	2015	2014	2013
Oil ($/Bbl)
West Texas Intermediate (1)	$46.79	$91.48	$93.42

NGL ($/Bbl)
West Texas Intermediate (1)	$46.79	$91.48	$93.42

Natural Gas ($/Mmbtu)
Henry Hub (2)	$2.59	$4.35	$3.67

(1)	The unweighted average West Texas Intermediate price was adjusted by lease for quality, transportation fees, and a regional price differential.
(2)	The unweighted average Henry Hub price was adjusted by lease for energy content, compression charges, transportation fees, and regional price differentials.

The following tables set forth estimates of the net reserves as of December 31, 2015, 2014, and 2013 respectively:

	For the Year Ended December 31, 2015
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	11,915	1,013,340	53,033	1,403,030
Extensions and discoveries	1,111	50,343	2,741	73,456
Purchase of minerals in place	535	17,508	969	26,532
Production	(1,331)	(98,269)	(3,249)	(125,749)
Sales of minerals in place	(407)	(39,272)	(358)	(43,861)
Revision of previous estimates	1,331	30,164	1,024	44,286
End of year	13,154	973,814	54,160	1,377,694

Proved developed reserves:
Beginning of year	3,708	355,331	18,203	486,793
End of year	6,101	443,983	24,583	628,081

Proved undeveloped reserves:
Beginning of year	8,207	658,009	34,830	916,237
End of year	7,053	529,831	29,577	749,613

	For the Year Ended December 31, 2014
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	10,824	671,485	35,628	950,199
Extensions and discoveries	1,825	183,467	9,876	253,670
Purchase of minerals in place	269	22,186	1,247	31,283
Production	(908)	(56,574)	(1,863)	(73,200)
Sales of minerals in place	(623)	(10,815)	(950)	(20,253)
Revision of previous estimates	528	203,591	9,095	261,331
End of year	11,915	1,013,340	53,033	1,403,030

Proved developed reserves:
Beginning of year	3,238	223,362	12,226	316,154
End of year	3,708	355,331	18,203	486,793

Proved undeveloped reserves:
Beginning of year	7,586	448,123	23,402	634,045
End of year	8,207	658,009	34,830	916,237

	For the Year Ended December 31, 2013
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	10,220	549,449	31,264	798,357
Extensions and discoveries	1,635	105,289	5,712	149,369
Purchase of minerals in place	211	31,815	1,017	39,183
Production	(631)	(28,729)	(1,282)	(40,212)
Sales of minerals in place	(599)	(14,137)	(1,573)	(27,169)
Revision of previous estimates	(12)	27,798	490	30,671
End of year (1)	10,824	671,485	35,628	950,199

Proved developed reserves:
Beginning of year	2,813	180,523	10,208	258,651
End of year	3,238	223,362	12,226	316,154

Proved undeveloped reserves:
Beginning of year	7,407	368,926	21,056	539,706
End of year	7,586	448,123	23,402	634,045

(1)	Includes reserves of 41,077 MMcfe attributable to noncontrolling interests and NGPCIF.

Noteworthy amounts included in the categories of proved reserve changes in the above tables include:

•

During 2015, we had upward performance revisions to total proved reserves of 233 Bcfe offset by downward price revisions of 189 Bcfe primarily due to declining commodity prices. Additionally, there was an increase of 74 Bcfe from extensions and discoveries, primarily due to the continued redevelopment program in the Terryville Complex. We also acquired 27 Bcfe in the Terryville Complex and divested 44 Bcfe in other noncore areas. PUDs decreased by 166 Bcfe during 2015 due to reclassifications of 231 Bcfe into proved developed reserves, upward revisions of 286 Bcfe due to well performance and downward revisions of 221 Bcfe due to uneconomic vertical PUDs.

•

During 2014, we had an increase in reserves of 254 Bcfe, primarily through the category extensions and discoveries. The extensions and discoveries were due to the horizontal development of unproved locations. Additionally, upward revisions of 261 Bcfe were due to positive well performance in the Terryville Complex. We also acquired 31 Bcfe from multiple acquisitions within the Terryville Complex.

•	During 2013, extensions and discoveries of 149 Bcfe primarily related to the horizontal redevelopment drilling program in the Terryville Complex.

See Note 4 for additional information on acquisitions and divestitures.

A variety of methodologies are used to determine our proved reserve estimates. The principal methodologies employed are reservoir simulation, decline curve analysis, volumetric, material balance, advance production type curve matching, petro-physics/log analysis and analogy. Some combination of these methods is used to determine reserve estimates in substantially all of our fields.

The standardized measure of discounted future net cash flows is as follows:

	For the Year Ended December 31,
	2015	2014	2013
	(In thousands)
Future cash inflows	$4,008,764	$7,314,745	$4,942,687
Future production costs	(1,438,531)	(1,020,599)	(1,343,252)
Future development costs	(784,003)	(1,209,907)	(1,137,429)
Future income tax expense (1)	(88,723)	(1,669,356)	—
Future net cash flows for estimated timing of cash flows	1,697,507	3,414,883	2,462,006
10% annual discount for estimated timing of cash flows	(877,647)	(1,604,728)	(1,103,145)
Standardized measure of discounted future net cash flows (2)	$819,860	$1,810,155	$1,358,861

(1)

Our predecessor was a pass through entity and was subject to the Texas margin tax based on the taxable margin apportioned to Texas. However, due to immateriality, we have excluded the impact of this tax for the year ended December 31, 2013.

(2)	Includes $63,422 attributable to both noncontrolling interests and NGPCIF for the year ended December 31, 2013.

Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The following is a summary of the changes in the standardized measure of discounted future net cash flows for the proved oil and natural gas reserves during each of the years in the three year period ended December 31, 2015:

	For the Year Ended December 31,
	2015	2014	2013
	(In thousands)
Beginning of year	$1,810,155	$1,358,861	$1,138,271
Sale of oil and natural gas produced, net of production costs	(240,244)	(332,785)	(175,933)
Purchase of minerals in place	53,597	69,282	51,177
Sale of minerals in place	(41,543)	(47,791)	(54,091)
Extensions and discoveries	30,006	653,088	286,796
Changes in income taxes, net	882,942	(995,635)	—
Changes in prices and costs	(2,284,279)	367,212	(59,083)
Previously estimated development costs incurred	294,617	205,388	62,012
Net changes in future development costs	190,403	(68,079)	(1,295)
Revisions of previous quantities	51,455	713,176	45,183
Accretion of discount	244,123	135,887	110,312
Change in production rates and other	(171,372)	(248,449)	(44,488)
End of year	$819,860	$1,810,155	$1,358,861